Commitment And Contingencies (Unfunded Commitments Outstanding) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Total commitments	$ 138,531	$ 121,528
Commercial Lines Of Credit [Member]
Commitments And Contingencies [Line Items]
Total commitments	69,286	57,681
Commercial Real Estate [Member]
Commitments And Contingencies [Line Items]
Total commitments	49,148	28,566
Residential Real Estate [Member]
Commitments And Contingencies [Line Items]
Total commitments	7,183	7,130
Consumer [Member]
Commitments And Contingencies [Line Items]
Total commitments	481	710
Letter Of Credit [Member]
Commitments And Contingencies [Line Items]
Total commitments	6,796	2,308
Loans Held For Sale [Member]
Commitments And Contingencies [Line Items]
Total commitments	$ 5,637	$ 25,133